SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Plan management has evaluated subsequent events through June 29, 2026, the date the financial statements were issued. No events occurred that require additional disclosure or adjustments to the Plan's financial statements.